Document and Entity Information	Dec. 01, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001830232
Document Type	8-K
Document Period End Date	Dec. 01, 2022
Entity Registrant Name	ALTIMETER GROWTH CORP. 2
Entity Incorporation State Country Code	E9
Entity File Number	001-39849
Entity Tax Identification Number	95-1563924
Entity Address, Address Line One	2550 Sand Hill Road
Entity Address, Address Line Two	Suite 150
Entity Address, City or Town	Menlo Park
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94025
City Area Code	(650)
Local Phone Number	549-9145
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A ordinary shares, $0.0001 par value
Trading Symbol	AGCB
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false